Stock-Based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2007	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Maximum term of options granted	10 years
Shares of common stock originally reserved for issuance	2,000,000
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		$ 132,000	$ 47,000	$ 312,000	$ 187,000	$ 492,000	$ 625,000	$ 437,000
Cost of sales
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		14,000	12,000	29,000	21,000	46,000	12,000
Research and development
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		11,000	(35,000)	66,000	43,000	153,000	520,000	390,000
Selling, general and administrative
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		107,000	70,000	217,000	123,000	293,000	93,000	47,000
Stock option
Stock-Based Compensation
Maximum term of options granted	10 years
Shares Under Option
Options outstanding at the beginning of the period (in shares)				1,261,000	813,000	813,000	598,000
Granted (in shares)				15,000		688,000	215,000
Cancelled (in shares)				(70,000)
Options outstanding at the end of the period (in shares)		1,206,000		1,206,000		1,261,000	813,000	598,000
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)				$ 3.73	$ 4.12	$ 4.12	$ 3.08
Granted (in dollars per share)				$ 1.00		$ 3.41	$ 7.00
Cancelled (in dollars per share)				$ 4.41
Options outstanding at the end of the period (in dollars per share)		$ 3.66		$ 3.66		$ 3.73	$ 4.12	$ 3.08
Assumptions used in the Black-Scholes option-pricing model
Risk free interest rate (as a percent)				0.92%
Dividend yield (as a percent)				0.00%		0.00%	0.00%	0.00%
Expected volatility (as a percent)				57.00%		53.00%	50.00%	48.00%
Expected term				6 years 3 months				6 years 3 months
Weighted average grant date fair value (in dollars per share)				$ 0.54
Stock option | Employees
Stock-Based Compensation
Options granted, vesting period	4 years			4 years
Vesting of awards per year (as a percent)	25.00%			25.00%
Stock option | Non-employees
Stock-Based Compensation
Options granted, vesting period	3 years			3 years
Vesting of awards per year (as a percent)	25.00%			25.00%
Options granted, vesting percentage upon grant (as a percent)	25.00%			25.00%
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation						$ 30,000	$ 388,000	$ 342,000